NEWBUILDINGS - Additional Information (Details) $ in Millions	1 Months Ended										3 Months Ended		12 Months Ended
	Apr. 30, 2017 vessel newbuild_option	Feb. 28, 2017 USD ($) vessel	Dec. 31, 2014 contract	Sep. 30, 2014 contract	Jul. 31, 2014 contract	May 31, 2014 contract	Oct. 31, 2013 contract	Aug. 31, 2013 contract	Apr. 30, 2013 contract	Jan. 31, 2013 contract	Mar. 31, 2018 vessel	Sep. 30, 2017 vessel	Dec. 31, 2018 vessel	Dec. 31, 2017 vessel	Dec. 31, 2016 vessel	Jun. 30, 2015 contract	Mar. 31, 2015 contract	Jan. 31, 2015 contract	Dec. 04, 2013 contract	Sep. 09, 2013 contract	Feb. 01, 2013 vessel
Property, Plant and Equipment [Line Items]
Number of newbuild vessels													2
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels													2	4	3
Number of Newbuildings Delivered													2
Newbuilding contracts canceled | contract							1	1	1	1
Payments to acquire vessels | $		$ 77.5
number of newbuilding vessels delivered											1	1	1
Number of newbuildings acquired		2
Number of newbuilding contracts acquired	2
Number Of Lapsed Newbuild Options | newbuild_option	2
Suezmax [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels															6
LR2 tanker [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels															7
Number of Newbuildings Delivered													1
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels															6						12
Newbuilding contracts canceled | contract			1	1	1	1
Newbuildings received | contract																			1	1
LR2 Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels														1
Newbuildings received | contract				1												1	1	1